Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loans [Abstract]
Schedule of Future Payments	As of September 30, 2023, future payments are summarized as follows:
		New Loan	New Loan
	EIDL Loan	from December 2020 and January 2021-In NIS*	from November 2021-In NIS*
2023 (**)	2	921($241)	234($61)
2024	9	5,567($1,456)	1,080($282)
2025	9	3,684($963)	704($184)
2026	9	3,684($963)	704($184)
2027	9	3,684($963)	704($184)
2028 and thereafter	130	307($80)	59($15)
Less-accumulated interest	(12)	(4,123)($1,077)	(961)($250)
Total	156	13,724($3,589)	2,524($660)

*      The exchange rate used in translation is $1 – 3.824 NIS.

**      excluding the nine months ended September 30, 2023.

As of December 31, 2022, future payments are summarized as follows:
	EIDL Loan	New Loan	New Loan
		from December 2020 and January 2021 – In NIS*	from November 2021 – In NIS*
2023	9	3,684($1,047)	704($200)
2024	9	5,567($1,582)	1,080($307)
2025	9	3,684($1,047)	704($200)
2026	9	3,684($1,047)	704($200)
2027	9	3,684($1,047)	704($200)
2028 and thereafter	129	303($86)	60($17)
Less-accumulated interest	(12)	(5,673)($1,612)	(1,239)($352)
Total	162	14,935($4,244)	2,717($772)

*        The exchange rate used in translation is $1 – 3.519 New Israeli Shekel.